UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4570

Name of Registrant: Vanguard New York Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2011 – May 31, 2012

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2012
Vanguard New York Tax-Exempt Funds
Vanguard New York Tax-Exempt Money Market Fund
Vanguard New York Long-Term Tax-Exempt Fund

> Investor demand for municipal bonds has been strong since early 2011.

> For the six months ended May 31, 2012, Vanguard New York Long-Term Tax-Exempt Fund returned 5.59% for Investor Shares and 5.63% for Admiral Shares, putting the fund ahead of its benchmark but behind the average return of its peers.

> Vanguard New York Tax-Exempt Money Market Fund returned 0.02%, reflecting the Federal Reserve’s policy of low interest rates.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	7
New York Tax-Exempt Money Market Fund.	10
New York Long-Term Tax-Exempt Fund.	28
About Your Fund’s Expenses.	59
Trustees Approve Advisory Arrangement.	61
Glossary.	62

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended May 31, 2012
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yields	Yields	Returns	Returns	Returns
Vanguard New York Tax-Exempt Money Market
Fund	0.06%	0.10%	0.02%	0.00%	0.02%
New York Tax-Exempt Money Market Funds
Average					0.00
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	2.09%	3.53%	1.85%	3.74%	5.59%
Admiral™ Shares	2.17	3.66	1.89	3.74	5.63
Barclays NY Municipal Bond Index					5.09
New York Municipal Debt Funds Average					6.63

New York Municipal Debt Funds Average: Derived from data provided by Lipper Inc.
7-day SEC yield for the New York Tax-Exempt Money Market Fund; 30-day SEC yield for the New York Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2011, Through May 31, 2012

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New York Tax-Exempt Money
Market Fund	$1.00	$1.00	$0.000	$0.000
Vanguard New York Long-Term Tax-Exempt
Fund
Investor Shares	$11.24	$11.66	$0.205	$0.000
Admiral Shares	11.24	11.66	0.210	0.000

Chairman’s Letter

Dear Shareholder,

The New York municipal bond market turned in a strong performance during the six months ended May 31, 2012, outpacing the broad U.S. taxable bond market by more than 2 percentage points even as the fiscal situation of the state and local governments remained challenging.

Vanguard New York Long-Term Tax-Exempt Fund returned 5.59% for Investor Shares and 5.63% for Admiral Shares. Its holdings in longer-term bonds, where investor demand was especially strong, helped it outpace the 5.09% return of its benchmark index. The fund’s focus on higher-quality bonds led it to underperform its peer group’s average return of 6.63%.

Because of the Federal Reserve’s efforts to keep short-term interest rates anchored near zero, returns were far more modest for shorter-term securities, especially money market instruments. Vanguard New York Tax-Exempt Money Market Fund returned 0.02%, compared with the 0.00% average return of its state peer group for the half-year.

Lower-quality and longer-maturity bonds performed best, as many investors were willing to take on greater credit and interest rate risk for more potential yield.

As a result of the solid demand for munis, capital appreciation accounted for about two-thirds of the Long-Term Fund’s total return.

As bond prices rose, the fund’s 30-day SEC yield for Investor Shares fell to 2.09% from 2.69% six months earlier. (Bond yields and prices move in opposite directions.) The Money Market Fund’s 7-day SEC yield of 0.06% on May 31 was little changed over the half-year.

Please note that in March we replaced the benchmark index for the New York Long-Term Tax-Exempt Fund. The new index is a better gauge for the fund because, unlike the prior benchmark, it is limited to tax-exempt bonds from New York issuers. There are no changes to the fund’s objective, investment strategies, or policies.

Note: Both funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, the Long-Term Fund owned no securities that would generate income distributions subject to the AMT, but the Money Market Fund did.

Bonds benefited from investors seeking safety and yields
The return of New York municipal bonds at more than 5% was well ahead of the return of about 3.5% for the broad U.S. taxable bond market for the half-year.

Market Barometer
			Total Returns
		Periods Ended May 31, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	3.46%	7.12%	6.72%
Barclays Municipal Bond Index (Broad tax-exempt market)	5.75	10.40	5.87
Citigroup Three-Month U.S. Treasury Bill Index	0.02	0.04	0.95

Stocks
Russell 1000 Index (Large-caps)	6.23%	-1.23%	-0.75%
Russell 2000 Index (Small-caps)	4.06	-8.88	-0.73
Dow Jones U.S. Total Stock Market Index	6.06	-1.88	-0.45
MSCI All Country World Index ex USA (International)	-4.04	-20.49	-5.55

CPI
Consumer Price Index	1.58%	1.70%	2.02%

The yields of U.S. Treasury bonds, which flirted with higher levels early in the period, reached record lows by the end of the six months as some investors fled to the perceived safety of government-issued securities, helping them post a solid return of just under 3%. At the same time, corporate bonds, which found favor with investors seeking higher yields, returned well over 6%.

U.S. stocks significantly outpaced their international counterparts
The six months ended May 31 were marked by volatility in a pattern that has become all too familiar. At the start of the period, global stock markets rose as the U.S. economy seemed to be strengthening and Europe experienced a temporary lull in its debt crisis.

Stocks later reversed course amid news of dwindling economic growth at home and trouble abroad as Europe’s debt drama once again intensified, causing renewed concern among investors. Despite erasing some earlier gains, U.S. stocks returned more than 6% for the six months.

International stocks didn’t fare as well, returning about –4% for the half-year. European companies were the worst performers. Concerns focused on Greece and Spain, but healthier markets throughout Europe felt the effects of resurgent investor worries about indebtedness. Emerging markets and the developed markets of the Pacific region were also hurt by signs of slowing growth.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
	Shares	Shares	Average
New York Tax-Exempt Money Market Fund	0.17%	—	0.30%
New York Long-Term Tax-Exempt Fund	0.20	0.12%	1.02

The fund expense ratios shown are from the prospectus dated March 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2012, the funds’ annualized expense ratios were: for the New York Tax-Exempt Money Market Fund, 0.15%; and for the New York Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The six-month expense ratio for the New York Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the fund’s annualized six-month expense ratio was 0.16%. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2011.

Peer groups: For the New York Tax-Exempt Money Market Fund, New York Tax-Exempt Money Market Funds; for the New York Long-Term Tax-Exempt Fund, New York Municipal Debt Funds.

For municipal bonds, rising supply was matched by increased demand
The severity of the Great Recession has left the finances of many state and local governments in disarray. The sharp drop in tax revenues had these entities scrambling to make similar cuts to their expenditures, ratcheting up uncertainty in some quarters about their creditworthiness. The situation has remained strained, especially for local governments, because they depend heavily on property tax revenues. Such revenues have continued to fall as they respond with a lag to the declines seen in property values.

However, overall tax revenues have continued the upward, if uneven, trend that began in 2010 for most states, according to data from The Nelson A. Rockefeller Institute of Government. During the past six months, the U.S. economy inched forward, the employment situation showed some improvement, and consumer spending ticked up, all of which helped drive tax revenues higher for many states, including the Empire State (see the accompanying chart).

At the same time, New York state and local governments have shied away from initiating significant new spending projects. Although issuance of tax-exempt municipal bonds increased significantly a year earlier, much of it was aimed at refinancing existing debt at lower rates of interest. States and municipalities benefit from refinancing because it reduces their debt servicing costs.

While overall supply rose in the New York municipal bond market, so too did demand. The hunt for yield spurred many investors to move into bonds with longer maturities (despite the potential for sharp declines in price should interest rates rise) and lower credit ratings. Yields—particularly for long-term issues—hit levels that made municipal bonds attractive even to unconventional investors such as banks.

The outperformance of longer-maturity bonds supported the Long-Term Fund relative to its benchmark during the period. Demand for the substantially higher yields offered by these bonds drove their prices up, which translated into capital appreciation for the fund.

Another contributor to the fund’s relative performance was its exposure to essential-service bonds, such as those that finance water and sewer treatment facilities, which benefit from a consistent income stream dedicated to servicing the debt. These bonds did better than their general-obligation counterparts, which depend on general tax revenues and are therefore more affected by economic cycles.

New York State tax revenues are recovering

As I mentioned earlier, the fund’s performance for the period was held back somewhat by its orientation toward higher-quality securities.

During the six months under review, the advisor maintained its systematic and rigorous approach to assessing the credit quality of each security considered for purchase. With hundreds of issuers in this fragmented market, such fundamental credit analysis remained critical in determining where the best opportunities might be for the advisor to add value to the fund.

With yields so low for so long, what’s a bond investor to do?
Bond yields sure aren’t what they used to be. Those of some Treasuries hit all-time lows during the past six months, and municipal bond yields fell to levels not seen since the 1960s. This is unhappy news for investors who count on bond income for their spending needs.

An alternative approach to the income question is based on total return. With this approach, you rely not only on income from your holdings but on capital appreciation derived from selling some of them according to a careful plan. The goal is to maintain your preferred asset mix and, thus, a more diversified and stable risk profile. An income-only spending strategy, by contrast, can lead you to tilt your asset mix away from your target in favor of bonds and narrow segments of the stock market, such as stocks with high dividend yields.

For more information on this topic, you may want to read a Vanguard research paper titled Spending from a Portfolio: Implications of a Total-Return Approach Versus an Income Approach for Taxable Investors. It is available at vanguard.com/ research.

Whether yields are high or low, rising or falling, we believe that holding bonds in a portfolio is always useful. They are there to help cushion volatility when, not if, riskier assets such as stocks happen to perform poorly.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 15, 2012

Advisor’s Report

For the six months ended May 31, 2012, Vanguard New York Tax-Exempt Money Market Fund returned 0.02%. Vanguard New York Long-Term Tax-Exempt Fund returned 5.59% for Investor Shares and 5.63% for Admiral Shares. The Long-Term Fund outpaced its new benchmark index (discussed in the Chairman’s Letter), which returned 5.09%, but lagged the 6.63% average return of peer-group funds.

The investment environment
The half-year saw generally declining yields in the municipal bond market. The Federal Reserve continued to anchor the shortest-term yields near zero and reiterated its view that rates would remain very low through late 2014. The most direct impact of this policy, of course, has been on money market funds, including the New York Tax-Exempt Money Market Fund. At the opposite end of the maturity spectrum, the Fed continued to execute a bond-buying program aimed at lowering longer-term yields. (Yields fall as demand for bonds rises, boosting prices.)

Economic concerns also contributed to the slide in yields. Investors nervous about the uneven pace of U.S. economic growth and the further unraveling of Europe’s fiscal situation fled to the perceived safety of U.S. Treasury securities and municipal bonds. Moreover, demand for municipal bonds has been robust since early 2011, when the muni market recovered from a five-month slide in prices and a wave of fund withdrawals accompanied by overblown fears of systemic defaults.

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)

	November 30,	May 31,
Maturity	2011	2012
2 years	0.42%	0.33%
5 years	1.12	0.75
10 years	2.22	1.79
30 years	3.84	3.08
Source: Vanguard.

Patient investors in the New York Long-Term Tax-Exempt Fund have done well since then: From January 31, 2011, to May 31, 2012, the fund returned almost 15%, compared with about 10% for taxable bonds and not quite 4% for stocks (based on the Barclays U.S. Aggregate Bond Index and the Dow Jones U.S. Total Stock Market Index).

Municipal bonds’ strong performance took place as most state and local governments continued to wrestle with finances tattered by the Great Recession. New York was no exception. The state budget was adopted on time and was balanced, primarily through difficult spending cut decisions. However, as we write, the status of New York City’s budget remains unclear because of litigation involving revenues from the sale of taxi medallions. The revenues of many local governments continue to suffer as a result of declining real estate assessments.

Fortunately, New York’s economy appears to be recovering a bit more quickly than the nation’s, according to a gauge of current economic conditions for each state that is published by the Federal Reserve Bank of Philadelphia. The bank’s index for New York rose by 7% from its low point in September 2009 to May 2012, compared with a 6% rise for the national economy.

Like many other issuers nationwide, New York state and local governments are taking advantage of low interest rates to call in and replace higher-interest bonds; at the same time, they are limiting outlays for new projects. Nationally, during the six months ended May 31, about two-thirds of the $160 billion in new issues were refinancings, compared with an average of one-third over the 15 years through 2010. Issuance in New York State, typically among the nation’s largest, followed a similar pattern.

Management of the funds
As the Federal Reserve’s operations at both ends of the maturity spectrum lowered yields, many muni investors grew willing to accept greater risk to obtain higher yields. Many have turned to high-yield muni bonds, exposing themselves to greater credit risk, while others have moved to longer-maturity bonds, which would respond with greater price declines should interest rates rise. It’s a phenomenon we would normally look for in the later stages of an economic recovery, when the typical pace of expansion would be stronger, state and local finances healthier, and confidence higher.

Nonetheless, the Long-Term Fund has benefited from this market environment. The demand for longer-term bonds has boosted the prices of holdings in our portfolio. We have also taken advantage of the steep yield curve—that is, the wide difference between shorter- and longer-term yields that has resulted from the Fed’s policies. A steep yield curve can produce price gains as bonds move closer to their maturity.

In all market conditions, of course, in-depth credit analysis is a key aspect of our process. In selecting bonds to add to or sell from the portfolios, we combine our traders’ focus on finding value with our credit analysts’ prudent views about the financial structure and economic environment of issuers. Two broad themes in the current market are an emphasis on essential-service bonds and a move away from local-government general-obligation issues, although there are always exceptions. In addition, we have focused on attractively valued issues in health care, especially hospitals.

Particularly significant drivers of performance for the New York Long-Term Fund during the period under review have been intermediate-term zero-coupon bonds and “tobacco” bonds. The former are bonds for which interest payments are essentially the difference between the current price of the bond and its higher value at maturity. The latter are backed by anticipated revenues from cigarette sales, based on a 1998 nationwide settlement between the states and the tobacco industry over reimbursement for smoking-related health care costs. Tactical adjustments to our duration position in response to the ebbs and flows of bond issuance also helped returns.

As we have noted earlier, the Federal Reserve has tamped down short-term interest rates to an unprecedented degree, a policy that has understandably concerned shareholders in the New York Tax-Exempt Money Market Fund. Despite the difficulties presented by near-zero yields, we have not altered our strategy of emphasizing investment in high-quality money market assets. At the same time, the low short-term rates have provided another source of debt-service savings to fiscally stressed state and local governments.

Michael G. Kobs, Portfolio Manager

Justin A. Schwartz, CFA, Portfolio Manager

Pamela Wisehaupt Tynan, Principal, Head of Municipal Money Market Funds

Christopher W. Alwine, CFA, Principal, Head of Municipal Bond Funds

Vanguard Fixed Income Group

June 18, 2012

New York Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2012

Financial Attributes
Ticker Symbol	VYFXX
Expense Ratio[1]	0.17%
7-Day SEC Yield	0.06%
Average Weighted
Maturity	18 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 28, 2012, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2012, the annualized expense ratio was 0.15%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.16%.

New York Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2001, Through May 31, 2012

		NY Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2002	1.32%	0.91%
2003	0.89	0.53
2004	1.03	0.58
2005	2.18	1.70
2006	3.28	2.81
2007	3.60	3.12
2008	2.32	1.88
2009	0.36	0.24
2010	0.10	0.01
2011	0.06	0.04
2012	0.02	0.00

7-day SEC yield (5/31/2012): 0.06%
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2012, performance data reflect the six months ended May 31, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New York Tax-Exempt Money
Market Fund	9/3/1997	0.03%	1.04%	1.46%

See Financial Highlights for dividend information.

New York Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2012

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.7%)
New York (100.7%)
Albany NY Industrial Development Agency
Civic Facility Revenue (CHF Holland
Suites LLC Project) VRDO	0.160%	6/7/12 LOC	11,515	11,515
1 BlackRock MuniHoldings New York
Quality Fund, Inc. VRDP VRDO	0.380%	6/7/12 LOC	65,000	65,000
1 BlackRock MuniYield New York
Quality Fund, Inc. VRDP VRDO	0.300%	6/7/12 LOC	35,000	35,000
Brookhaven NY GO	2.000%	9/15/12	1,791	1,799
Brookhaven NY Industrial Development Agency
Civic Facility Revenue (Methodist Retirement
Community Development Corp.) VRDO	0.180%	6/7/12 LOC	3,750	3,750
Chappaqua NY Central School District TAN	1.000%	6/29/12	8,000	8,004
Chemung County NY Industrial Development
Agency Civic Facility Revenue (Elmira College
Project) VRDO	0.180%	6/7/12 LOC	9,600	9,600
Columbia County NY Capital Resource Corp.
Civic Facility Revenue (Columbia Memorial
Hospital Project) VRDO	0.190%	6/7/12 LOC	5,200	5,200
Columbia County NY Industrial Development
Agency Civic Facility Revenue (Columbia
Memorial Hospital Project) VRDO	0.190%	6/7/12 LOC	5,035	5,035
Delaware Valley NY Industrial Development
Authority Revenue (Delaware Valley Hospital)
VRDO	0.190%	6/7/12 LOC	4,680	4,680
Erie County NY Fiscal Stability Authority BAN	1.500%	7/31/12	21,305	21,345
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.190%	6/7/12	17,350	17,350
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.160%	6/7/12 LOC	19,000	19,000
Half Hollow Hills NY Central School District TAN	1.500%	6/28/12	42,000	42,039
Hauppauge NY Union Free School District TAN	1.500%	6/22/12	23,000	23,016
Hempstead NY GO	2.500%	8/1/12	2,720	2,731
Ithaca City NY School District BAN	1.500%	7/7/12	10,605	10,618

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Jericho NY Union Free School District TAN	2.000%	6/15/12	12,000	12,008
Liberty New York Development Corp. Revenue
(Greenwich LLC) VRDO	0.180%	6/7/12 LOC	20,000	20,000
1 Long Island NY Power Authority Electric System
Revenue TOB VRDO	0.200%	6/1/12 (13)	9,560	9,560
1 Long Island NY Power Authority Electric System
Revenue TOB VRDO	0.170%	6/7/12 LOC	30,395	30,395
Long Island NY Power Authority Electric System
Revenue VRDO	0.190%	6/1/12 LOC	13,700	13,700
Long Island NY Power Authority Electric System
Revenue VRDO	0.170%	6/7/12 LOC	7,500	7,500
Massapequa NY Union Free School District TAN	1.500%	6/21/12	7,000	7,004
Monroe County NY Industrial Development
Agency Civic Facility Revenue
(Monroe Community College) VRDO	0.160%	6/7/12 LOC	3,760	3,760
Monroe County NY Industrial Development
Agency Civic Facility Revenue
(Nazareth College) VRDO	0.190%	6/7/12 LOC	6,140	6,140
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.290%	6/7/12	19,100	19,100
New York City NY Cultural Resources Revenue
(Asia Society) VRDO	0.170%	6/7/12 LOC	7,960	7,960
New York City NY Cultural Resources Revenue
(Lincoln Center for the Performing Arts Inc.)
VRDO	0.140%	6/7/12 LOC	16,600	16,600
New York City NY Cultural Resources Revenue
(The Metropolitan Museum of Art) VRDO	0.170%	6/7/12	57,460	57,460
New York City NY Cultural Resources Revenue
(The Metropolitan Museum of Art) VRDO	0.170%	6/7/12	40,100	40,100
New York City NY GO	2.000%	8/1/12	5,000	5,015
New York City NY GO	2.000%	8/1/12	915	918
New York City NY GO	3.000%	8/1/12	19,305	19,395
New York City NY GO	5.500%	8/1/12	2,000	2,017
New York City NY GO	5.500%	8/1/12	2,500	2,522
New York City NY GO	5.625%	8/1/12 (Prere.)	1,250	1,261
New York City NY GO	5.750%	8/1/12	1,220	1,231
New York City NY GO	5.000%	10/1/12 (ETM)	65	66
New York City NY GO	5.000%	10/1/12	1,335	1,356
New York City NY GO	5.000%	3/1/13	1,000	1,035
1 New York City NY GO TOB VRDO	0.180%	6/1/12 LOC	775	775
New York City NY GO VRDO	0.200%	6/1/12 LOC	23,490	23,490
New York City NY GO VRDO	0.200%	6/1/12 LOC	21,580	21,580
New York City NY GO VRDO	0.250%	6/1/12	9,500	9,500
New York City NY GO VRDO	0.250%	6/1/12	6,100	6,100
New York City NY GO VRDO	0.250%	6/1/12	10,330	10,330
New York City NY GO VRDO	0.250%	6/1/12	8,000	8,000
New York City NY GO VRDO	0.250%	6/1/12	9,250	9,250
New York City NY GO VRDO	0.250%	6/1/12	9,920	9,920
New York City NY GO VRDO	0.120%	6/7/12 LOC	19,440	19,440
New York City NY GO VRDO	0.170%	6/7/12 LOC	16,500	16,500
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.140%	6/7/12 LOC	22,070	22,070
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.320%	5/1/13	4,720	4,720
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.320%	5/1/13	2,840	2,840

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Housing Development
Corp. Multi-Family Housing Revenue
(201 Pearl Street) VRDO	0.170%	6/7/12 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	0.300%	6/29/12	10,290	10,290
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.200%	6/1/12	1,900	1,900
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.200%	6/7/12	10,955	10,955
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.240%	6/7/12	5,315	5,315
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.280%	6/7/12	16,380	16,380
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(89 Murray Street Development) VRDO	0.180%	6/7/12 LOC	45,800	45,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(First Avenue Development) VRDO	0.180%	6/7/12 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(Markham Gardens Apartments) VRDO	0.180%	6/7/12 LOC	6,800	6,800
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(100 Jane Street) VRDO	0.180%	6/7/12 LOC	11,950	11,950
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(2 Gold Street) VRDO	0.170%	6/7/12	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(90 West Street) VRDO	0.170%	6/7/12 LOC	2,500	2,500
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.190%	6/7/12 LOC	48,100	48,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Lexington Courts) VRDO	0.150%	6/7/12 LOC	15,000	15,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Ocean Gate Development) VRDO	0.180%	6/7/12 LOC	8,445	8,445
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.180%	6/7/12 LOC	22,000	22,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Royal Charter Properties) VRDO	0.150%	6/7/12 LOC	38,100	38,100
New York City NY Industrial Development
Agency Civic Facility Revenue (Lycee Francais
De New York Project) VRDO	0.150%	6/7/12 LOC	9,650	9,650
New York City NY Industrial Development
Agency Civic Facility Revenue
(Mercy College Project) VRDO	0.160%	6/7/12 LOC	11,930	11,930
New York City NY Industrial Development
Agency Civic Facility Revenue
(MSMC Realty Corp. Project) VRDO	0.180%	6/7/12 LOC	2,900	2,900

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Congregational Nursing Center Project) VRDO	0.190%	6/7/12 LOC	9,685	9,685
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Law School) VRDO	0.150%	6/7/12 LOC	15,120	15,120
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.200%	6/1/12	8,860	8,860
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.170%	6/7/12	12,300	12,300
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.180%	6/7/12	8,000	8,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.200%	6/7/12	4,900	4,900
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.240%	6/7/12	4,895	4,895
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.250%	6/7/12	18,000	18,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.250%	6/7/12	15,000	15,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.250%	6/7/12	10,000	10,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.160%	6/1/12	6,000	6,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.170%	6/1/12	10,700	10,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.170%	6/1/12	8,900	8,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.190%	6/1/12	37,550	37,550
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.140%	6/7/12	34,600	34,600
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.190%	6/7/12	12,845	12,845
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.190%	6/7/12	19,610	19,610
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.150%	6/7/12	15,210	15,210
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.170%	6/7/12 LOC	9,950	9,950
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.190%	6/7/12	6,500	6,500

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.200%	6/7/12	1,000	1,000
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/12	4,275	4,341
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/12	2,205	2,248
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/12	2,500	2,549
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/12	2,550	2,601
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/13 (Prere.)	7,050	7,284
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/13 (Prere.)	4,185	4,324
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.200%	6/1/12	12,450	12,450
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.180%	6/7/12	5,295	5,295
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.200%	6/7/12	2,800	2,800
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.200%	6/7/12	6,085	6,085
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.200%	6/7/12	9,330	9,330
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.160%	6/7/12	6,000	6,000
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.140%	6/7/12	20,300	20,300
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.210%	6/7/12	47,760	47,760
New York City NY Transitional Finance Authority
Revenue	5.250%	2/1/13 (Prere.)	9,385	9,699
New York City NY Trust for Cultural Resources
Revenue (Metropolitan Museum of Art)	2.000%	4/1/13	2,980	3,023
New York City NY Trust for Cultural Resources
Revenue (School of American Ballet Inc.) VRDO	0.190%	6/7/12 LOC	7,080	7,080
New York GO	5.000%	9/1/12	10,000	10,118
1 New York GO TOB VRDO	0.200%	6/7/12	14,715	14,715
New York Liberty Development Corp. Revenue
PUT	0.270%	11/8/12	28,000	28,000
New York Liberty Development Corp. Revenue
PUT	0.280%	11/8/12	12,400	12,400
New York Liberty Development Corp. Revenue
PUT	0.300%	11/8/12	30,000	30,000
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.190%	6/7/12	7,510	7,510
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.150%	6/7/12 LOC	15,000	15,000
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.150%	6/7/12 LOC	13,370	13,370
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.150%	6/7/12 LOC	11,600	11,600
1 New York Metropolitan Transportation Authority
Revenue (Service Contract) TOB VRDO	0.190%	6/7/12	4,495	4,495
New York Metropolitan Transportation Authority
Revenue CP	0.110%	7/9/12 LOC	15,625	15,625

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue CP	0.150%	8/2/12 LOC	5,000	5,000
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.190%	6/7/12 (13)	2,000	2,000
New York Metropolitan Transportation Authority
Revenue VRDO	0.160%	6/7/12 LOC	25,925	25,925
New York State Dorm Authority Lease Revenue
(State University Dormitory Facilities)	5.375%	7/1/12 (Prere.)	5,040	5,061
New York State Dormitory Authority Lease
Revenue (Westchester County Court Facilities)
VRDO	5.000%	8/1/12	3,125	3,149
New York State Dormitory Authority Revenue
(Blythedale Children’s Hospital) VRDO	0.190%	6/7/12 LOC	10,000	10,000
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.190%	6/7/12 LOC	6,905	6,905
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.190%	6/7/12 LOC	15,000	15,000
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.190%	6/7/12 LOC	4,390	4,390
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.190%	6/7/12 LOC	2,370	2,370
1 New York State Dormitory Authority Revenue
(City University System) TOB VRDO	0.200%	6/7/12	10,690	10,690
New York State Dormitory Authority Revenue
(Columbia University) CP	0.160%	6/1/12	1,095	1,095
New York State Dormitory Authority Revenue
(Columbia University) CP	0.160%	6/1/12	12,800	12,800
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.160%	6/7/12	40,150	40,150
New York State Dormitory Authority Revenue
(Cornell University) CP	0.200%	6/1/12	6,500	6,500
1 New York State Dormitory Authority Revenue
(Cornell University) TOB VRDO	0.200%	6/7/12	12,700	12,700
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.170%	6/7/12	2,885	2,885
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.160%	6/7/12 LOC	4,565	4,565
New York State Dormitory Authority Revenue
(Long Island University) VRDO	0.160%	6/7/12 LOC	6,930	6,930
1 New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
TOB VRDO	0.250%	6/7/12 LOC	15,785	15,785
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
VRDO	0.150%	6/7/12 LOC	68,100	68,100
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
VRDO	0.150%	6/7/12 LOC	2,095	2,095
New York State Dormitory Authority Revenue
(Mount St. Mary College) VRDO	0.180%	6/7/12 LOC	4,700	4,700
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.150%	6/7/12 LOC	8,700	8,700

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.140%	6/7/12 LOC	15,450	15,450
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.140%	6/7/12 LOC	9,120	9,120
New York State Dormitory Authority Revenue
(Personal Income Tax)	3.000%	8/15/12	910	915
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.250%	6/1/12	4,200	4,200
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.180%	6/7/12	6,800	6,800
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.200%	6/7/12	17,405	17,405
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.200%	6/7/12	7,760	7,760
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.160%	6/7/12	20,000	20,000
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.170%	6/7/12	10,000	10,000
1 New York State Dormitory Authority Revenue
(State University Educational Facilities)
TOB VRDO	0.170%	6/7/12 LOC	10,265	10,265
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.200%	6/7/12	4,590	4,590
1 New York State Environmental Facilities Corp.
Revenue (New York City Municipal Water
Finance Authority Project) TOB VRDO	0.180%	6/7/12	4,450	4,450
1 New York State Environmental Facilities Corp.
Revenue (Personal Income Tax) TOB VRDO	0.180%	6/7/12	3,185	3,185
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds) TOB VRDO	0.180%	6/7/12	3,645	3,645
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.160%	6/7/12 LOC	11,620	11,620
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.170%	6/7/12 LOC	11,000	11,000
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.160%	6/7/12 LOC	12,000	12,000
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue)
VRDO	0.160%	6/7/12 LOC	6,570	6,570
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue)
VRDO	0.160%	6/7/12 LOC	3,950	3,950
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.140%	6/7/12 LOC	3,900	3,900
New York State Housing Finance Agency
Housing Revenue (Avalon Chrystie Place I)
VRDO	0.180%	6/7/12 LOC	7,000	7,000
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.190%	6/7/12 LOC	15,800	15,800
New York State Housing Finance Agency
Housing Revenue (McCarthy Manor Apartments)
VRDO	0.180%	6/7/12 LOC	6,800	6,800

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Housing Finance Agency
Housing Revenue (Saville) VRDO	0.180%	6/7/12 LOC	45,000	45,000
New York State Housing Finance Agency
Housing Revenue (West 37th Street) VRDO	0.190%	6/7/12 LOC	4,200	4,200
New York State Housing Finance Agency
Housing Revenue (West 38th Street) VRDO	0.160%	6/7/12 LOC	15,000	15,000
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.190%	6/7/12	15,000	15,000
1 New York State Housing Finance Agency
Revenue (Service Contract) TOB VRDO	0.200%	6/1/12	15,865	15,865
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.220%	6/1/12	6,200	6,200
New York State Mortgage Agency Revenue
(Homeowner Mortgage) VRDO	0.230%	6/1/12	9,000	9,000
New York State Mortgage Agency Revenue
(Homeowner Mortgage) VRDO	0.230%	6/1/12	6,900	6,900
New York State Mortgage Agency Revenue
(Homeowner Mortgage) VRDO	0.200%	6/7/12	8,500	8,500
New York State Power Authority Revenue CP	0.210%	7/13/12	1,350	1,350
New York State Power Authority Revenue PUT	0.150%	9/4/12	17,660	17,660
New York State Power Authority Revenue PUT	0.150%	9/4/12	22,600	22,600
New York State Thruway Authority BAN	2.000%	7/12/12	40,000	40,074
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.000%	12/15/12	2,395	2,443
1 New York State Urban Development Corp.
Revenue (Service Contract) TOB VRDO	0.200%	6/7/12	8,910	8,910
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.160%	6/7/12 LOC	43,455	43,455
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.160%	6/7/12 LOC	18,600	18,600
New York Thruway Authority (Highway &
Bridge Trust Fund) Revenue	5.250%	4/1/13 (Prere.)	1,500	1,562
Northport - East Northport NY Union Free
School District TAN	1.500%	6/28/12	30,000	30,027
1 Nuveen New York Quality Income Municipal
Fund VRDP VRDO	0.300%	6/7/12 LOC	21,000	21,000
1 Nuveen New York Select Quality Municipal
Fund VRDP VRDO	0.300%	6/7/12 LOC	31,000	31,000
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.190%	6/7/12 LOC	8,395	8,395
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.190%	6/7/12 LOC	5,865	5,865
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse Home
Association Project) VRDO	0.190%	6/7/12 LOC	6,135	6,135
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
University Project) VRDO	0.160%	6/7/12 LOC	15,225	15,225
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.200%	6/7/12	1,800	1,800
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.240%	6/7/12	6,500	6,500
Port Washington NY Union Free School
District TAN	1.500%	6/21/12	20,000	20,013

New York Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Rockland County NY Industrial Development
	Agency Civic Facility Revenue
	(Dominican College Project) VRDO	0.170%	6/7/12 LOC	6,145	6,145
1	Suffolk County NY GO TOB VRDO	0.190%	6/7/12	3,265	3,265
1	Suffolk County NY GO TOB VRDO	0.240%	6/7/12	2,590	2,590
	Suffolk County NY Industrial Development
	Agency Civic Facility Revenue
	(St. Anthony’s High School) VRDO	0.120%	6/7/12 LOC	10,000	10,000
	Suffolk County NY Water Authority
	Revenue VRDO	0.160%	6/7/12	35,400	35,400
	Syracuse NY Industrial Development
	Agency Civic Facility Revenue
	(Syracuse University Project) VRDO	0.160%	6/7/12 LOC	3,635	3,635
	Tobacco Settlement Financing Corp.
	New York Revenue	5.500%	6/1/12 (Prere.)	17,810	17,810
	Tompkins County NY Industrial Development
	Agency Civic Facility Revenue
	(Cornell University) VRDO	0.170%	6/7/12	4,390	4,390
	Tompkins County NY Industrial Development
	Agency Civic Facility Revenue
	(Cornell University) VRDO	0.170%	6/7/12	5,575	5,575
	Tompkins County NY Industrial Development
	Agency Civic Facility Revenue
	(Ithaca College) VRDO	0.160%	6/7/12 LOC	17,500	17,500
	Tompkins County NY Industrial Development
	Agency Civic Facility Revenue
	(Ithaca College) VRDO	0.160%	6/7/12 LOC	27,410	27,410
	Triborough Bridge & Tunnel Authority
	New York Revenue PUT	4.000%	11/15/12	6,000	6,100
1	Triborough Bridge & Tunnel Authority
	New York Revenue TOB VRDO	0.180%	6/7/12	2,660	2,660
1	Triborough Bridge & Tunnel Authority
	New York Revenue TOB VRDO	0.200%	6/7/12	10,035	10,035
	Triborough Bridge & Tunnel Authority
	New York Revenue VRDO	0.140%	6/7/12 LOC	10,000	10,000
	Triborough Bridge & Tunnel Authority
	New York Revenue VRDO	0.150%	6/7/12 LOC	18,200	18,200
	Triborough Bridge & Tunnel Authority
	New York Revenue VRDO	0.150%	6/7/12 LOC	9,485	9,485
	Westchester County NY GO	5.000%	6/1/12	1,000	1,000
	Yorktown NY Central School District BAN	1.500%	8/31/12	8,000	8,021
					2,721,362
Total Tax-Exempt Municipal Bonds (Cost $2,721,362)					2,721,362
Other Assets and Liabilities (-0.7%)
Other Assets					15,546
Liabilities					(33,774)
					(18,228)
Net Assets (100%)
Applicable to 2,702,940,076 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					2,703,134
Net Asset Value Per Share					$1.00

New York Tax-Exempt Money Market Fund

At May 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	2,703,129
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	5
Net Assets	2,703,134

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the aggregate value of these securities was $609,480,000, representing 22.5% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2012
($000)
Investment Income
Income
Interest	2,523
Total Income	2,523
Expenses
The Vanguard Group—Note B
Investment Advisory Services	240
Management and Administrative	1,527
Marketing and Distribution	444
Custodian Fees	18
Shareholders’ Reports	4
Trustees’ Fees and Expenses	1
Total Expenses	2,234
Expense Reduction—Note B	(204)
Net Expenses	2,030
Net Investment Income	493
Realized Net Gain (Loss) on Investment Securities Sold	(1)
Net Increase (Decrease) in Net Assets Resulting from Operations	492

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	493	1,864
Realized Net Gain (Loss)	(1)	20
Net Increase (Decrease) in Net Assets Resulting from Operations	492	1,884
Distributions
Net Investment Income	(493)	(1,864)
Realized Capital Gain	—	—
Total Distributions	(493)	(1,864)
Capital Share Transactions (at $1.00)
Issued	799,799	1,727,299
Issued in Lieu of Cash Distributions	482	1,810
Redeemed	(943,425)	(2,178,325)
Net Increase (Decrease) from Capital Share Transactions	(143,144)	(449,216)
Total Increase (Decrease)	(143,145)	(449,196)
Net Assets
Beginning of Period	2,846,279	3,295,475
End of Period	2,703,134	2,846,279

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0002	.001	.001	.004	.023	.035
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0002	.001	.001	.004	.023	.035
Distributions
Dividends from Net Investment Income	(.0002)	(.001)	(.001)	(.004)	(.023)	(.035)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0002)	(.001)	(.001)	(.004)	(.023)	(.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.02%	0.06%	0.10%	0.36%	2.32%	3.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,703	$2,846	$3,295	$3,917	$4,811	$5,451
Ratio of Expenses to
Average Net Assets	0.15%[2]	0.16%[2]	0.17%	0.17%[3]	0.11%[3]	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.04%	0.06%	0.10%	0.37%	2.29%	3.54%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2012 and 0.17% for 2011. See Note B in Notes to Financial Statements.
3 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New York Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2008–2011), and for the period ended May 31, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2012, the fund had contributed capital of $397,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.16% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended May 31, 2012, Vanguard’s management and administrative expenses were reduced by $204,000 (an effective annual rate of 0.01% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

New York Tax-Exempt Money Market Fund

At May 31, 2012, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of May 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2012

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VNYTX	VNYUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	2.09%	2.17%

Financial Attributes

		Barclays
		NY	Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	552	5,905	46,824
Yield to Maturity
(before expenses)	2.3%	2.1%	2.4%
Average Coupon	4.7%	5.0%	4.9%
Average Duration	6.1 years	6.8 years	7.3 years
Average Effective
Maturity	6.1 years	5.3 years	5.7 years
Short-Term
Reserves	5.9%	—	—

Volatility Measures
		Barclays
	Barclays NY	Municipal
	Muni Bond	Bond
	Index	Index
R-Squared	0.99	0.99
Beta	1.08	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	11.9%
1 - 3 Years	10.6
3 - 5 Years	16.3
5 - 10 Years	55.3
10 - 20 Years	3.1
20 - 30 Years	2.3
Over 30 Years	0.5

Distribution by Credit Quality (% of portfolio)
AAA	21.7%
AA	50.3
A	21.8
BBB	4.8
BB	0.3
B	0.9
Not Rated	0.2
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 28, 2012, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2012, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

New York Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2001, Through May 31, 2012

				Barclays NY
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2002	4.65%	2.19%	6.84%	6.42%
2003	4.42	2.78	7.20	6.81
2004	4.29	-0.81	3.48	3.84
2005	4.27	-1.24	3.03	3.59
2006	4.51	2.17	6.68	6.02
2007	4.33	-2.76	1.57	2.89
2008	4.03	-8.66	-4.63	-3.17
2009	4.57	8.69	13.26	14.51
2010	3.93	0.27	4.20	4.60
2011	3.96	1.81	5.77	6.04
2012	1.85	3.74	5.59	5.09
Note: For 2012, performance data reflect the six months ended May 31, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	11.10%	4.56%	4.27%	0.72%	4.99%
Admiral Shares	5/14/2001	11.19	4.64	4.35	0.72	5.07

See Financial Highlights for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.8%)
New York (99.0%)
Albany County NY GO	5.000%	10/1/12 (14)	800	813
Albany NY Industrial Development Agency
Civic Facility Revenue
(St. Peter’s Hospital Project)	5.250%	11/15/27	5,000	5,400
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons North Project)	5.375%	5/1/29 (12)	3,455	3,900
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons North Project)	5.500%	5/1/32 (12)	2,550	2,893
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons South Project)	5.375%	5/1/29 (12)	4,395	4,961
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons South Project)	5.500%	5/1/32 (12)	1,500	1,702
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons West Project)	5.375%	5/1/29 (12)	3,415	3,854
Amherst NY Development Corp.
Student Housing Facility Revenue	5.000%	10/1/40 (4)	2,500	2,714
Amherst NY Development Corp.
Student Housing Facility Revenue	5.000%	10/1/45	3,800	4,089
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	9,000	10,097
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	9,000	10,140
Broome County NY Public Safety Facility
Project COP	5.250%	4/1/15 (14)	335	336
Broome County NY Public Safety Facility
Project COP	5.250%	4/1/15 (ETM)	1,275	1,280

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/14 (Prere.)	4,500	4,964
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/14 (Prere.)	5,000	5,516
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/14 (Prere.)	3,510	3,872
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/18	4,450	5,326
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/22	3,500	4,270
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/23	6,500	7,827
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/25	6,000	7,070
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/25	3,695	4,393
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/26	2,115	2,472
1 Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)
TOB VRDO	0.190%	6/7/12	4,090	4,090
Erie Tobacco Asset Securitization Corp.
Tobacco Settlement New York Revenue	5.000%	6/1/45	1,000	730
Freeport NY GO	5.000%	1/15/21	2,175	2,577
Freeport NY GO	5.000%	1/15/22	2,265	2,692
Freeport NY GO	5.000%	1/15/23	2,335	2,741
Freeport NY GO	5.000%	1/15/24	2,540	2,973
Geneva NY Industrial Development
Agency Civic Facility Revenue
(Colleges of the Seneca Project) VRDO	0.160%	6/7/12 LOC	1,000	1,000
Hempstead NY GO	4.000%	1/15/13	1,500	1,536
Hempstead NY GO	3.000%	4/15/13	5,070	5,198
Hempstead NY GO	4.000%	8/15/13	1,000	1,047
Hempstead NY GO	5.000%	1/15/14	1,740	1,873
Hempstead NY GO	3.000%	4/15/14	5,155	5,417
Hempstead NY GO	5.000%	1/15/15	1,000	1,120
Hempstead NY Industrial Development Agency
Civic Facility Revenue (Hofstra University)	5.250%	7/1/17	2,360	2,455
Hempstead NY Industrial Development Agency
Civic Facility Revenue (Hofstra University)	5.250%	7/1/19	3,200	3,329
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/28	1,300	1,460
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/41	1,000	1,073
Hudson Yards Infrastructure Corp.
New York Revenue	4.500%	2/15/47 (14)	9,000	9,093

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/47 (3)	10,000	10,468
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/47	18,100	18,947
Hudson Yards Infrastructure Corp.
New York Revenue	5.250%	2/15/47	5,000	5,517
Hudson Yards Infrastructure Corp.
New York Revenue	5.750%	2/15/47	10,000	11,513
Liberty New York Development Corp.
Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	43,230	48,554
Liberty New York Development Corp.
Revenue (Greenwich LLC) VRDO	0.180%	6/7/12 LOC	5,200	5,200
Long Island NY Power Authority
Electric System Revenue	5.000%	12/1/18 (14)	25,000	28,876
Long Island NY Power Authority
Electric System Revenue	5.250%	4/1/19	15,000	18,225
Long Island NY Power Authority
Electric System Revenue	5.250%	12/1/20 (14)	7,500	8,486
Long Island NY Power Authority
Electric System Revenue	5.000%	12/1/23 (14)	4,760	5,238
Long Island NY Power Authority
Electric System Revenue	0.000%	6/1/24 (4)	19,830	14,243
Long Island NY Power Authority
Electric System Revenue	0.000%	6/1/27 (4)	15,905	9,909
Long Island NY Power Authority
Electric System Revenue	6.250%	4/1/33	2,000	2,417
Long Island NY Power Authority
Electric System Revenue	5.000%	5/1/38	1,000	1,090
1 Long Island NY Power Authority
Electric System Revenue TOB VRDO	0.200%	6/1/12 (13)	2,700	2,700
Long Island NY Power Authority
Electric System Revenue VRDO	0.190%	6/1/12 LOC	3,000	3,000
Monroe County NY Industrial Development
Agency Civic Facility Revenue
(Monroe Community College) VRDO	0.160%	6/7/12 LOC	2,275	2,275
Monroe County NY Industrial Development
Corp. Mortgage Revenue
(Unity Hospital Rochester Project)	5.750%	8/15/30	3,500	4,277
Monroe County NY Industrial Development
Corp. Mortgage Revenue
(Unity Hospital Rochester Project)	5.750%	8/15/35	3,000	3,613
Monroe County NY Industrial Development
Corp. Mortgage Revenue
(Unity Hospital Rochester Project)	5.500%	8/15/40	3,700	4,200
Nassau County NY GO	5.000%	10/1/20	9,025	10,890
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.290%	6/7/12	6,700	6,700
Nassau County NY Tobacco Settlement
Corp. Revenue	5.250%	6/1/26	1,500	1,369
Nassau County NY Tobacco Settlement
Corp. Revenue	5.000%	6/1/35	9,000	6,330
Nassau County NY Tobacco Settlement
Corp. Revenue	5.125%	6/1/46	8,105	5,595
New York City NY Capital Resources
Corp. Revenue (Loan Enhanced
Assistance Program) VRDO	0.300%	6/7/12 LOC	4,220	4,220

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Cultural Resources Revenue
(American Museum of Natural History) VRDO	0.200%	6/1/12	28,935	28,935
New York City NY Cultural Resources Revenue
(American Museum of Natural History) VRDO	0.220%	6/1/12	5,650	5,650
New York City NY Cultural Resources Revenue
(Juilliard School)	5.000%	1/1/34	4,000	4,475
New York City NY Cultural Resources Revenue
(Juilliard School)	5.000%	1/1/39	4,000	4,422
New York City NY Cultural Resources Revenue
(Juilliard School) PUT	2.750%	7/1/12	4,000	4,008
New York City NY Cultural Resources Revenue
(Juilliard School) PUT	2.100%	7/1/15	14,500	15,077
New York City NY Cultural Resources Revenue
(Lincoln Center for the Performing Arts Inc.)
VRDO	0.220%	6/1/12 LOC	6,050	6,050
New York City NY GO	5.750%	3/1/13 (Prere.)	3,000	3,124
New York City NY GO	5.125%	8/1/13 (4)	40	40
New York City NY GO	5.500%	8/1/13 (Prere.)	315	334
New York City NY GO	5.750%	8/1/13	7,500	7,570
New York City NY GO	5.000%	8/1/14	2,500	2,740
New York City NY GO	5.000%	8/1/14	2,800	3,068
New York City NY GO	5.000%	8/1/14	2,330	2,553
New York City NY GO	5.200%	8/1/14 (4)	5	5
New York City NY GO	5.000%	8/1/16	16,925	19,666
New York City NY GO	5.000%	2/1/17	8,835	10,390
New York City NY GO	5.000%	3/1/17	10,000	11,787
New York City NY GO	5.000%	8/1/17	1,500	1,788
New York City NY GO	5.000%	9/1/17	3,955	4,475
New York City NY GO	5.000%	8/1/18	1,500	1,819
New York City NY GO	5.000%	8/1/19	3,000	3,671
New York City NY GO	5.000%	8/1/19	5,000	6,119
New York City NY GO	5.000%	8/1/20	7,500	9,078
New York City NY GO	5.000%	8/1/20	750	923
New York City NY GO	5.000%	8/1/20	8,380	10,314
New York City NY GO	5.500%	8/1/20	2,185	2,308
New York City NY GO	5.000%	8/1/21	1,000	1,126
New York City NY GO	5.000%	8/1/21	2,000	2,380
New York City NY GO	5.250%	9/1/21	8,100	9,627
New York City NY GO	5.000%	8/1/22	10,000	11,382
New York City NY GO	5.000%	8/1/22	4,250	5,014
New York City NY GO	5.000%	8/1/22	4,000	4,807
New York City NY GO	5.250%	8/15/22	10,000	11,785
New York City NY GO	5.250%	9/1/22	17,000	20,052
New York City NY GO	5.000%	10/1/22	2,985	3,511
New York City NY GO	5.000%	11/1/23	4,525	4,969
New York City NY GO	5.250%	8/15/24	15,000	17,395
New York City NY GO	5.000%	1/1/25	10,000	11,364
New York City NY GO	5.000%	8/1/25	5,500	6,089
New York City NY GO	5.000%	10/1/25	10,000	11,576
New York City NY GO	5.000%	1/1/26	1,360	1,545
New York City NY GO	5.000%	8/15/26	14,500	16,453
New York City NY GO	5.250%	8/15/26	5,100	5,869
New York City NY GO	5.000%	5/15/28	4,500	5,106
New York City NY GO	5.000%	8/1/28	7,000	7,969
New York City NY GO	5.000%	8/1/28	1,915	2,228
New York City NY GO	6.250%	10/15/28	1,035	1,299

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY GO	5.625%	4/1/29	3,000	3,550
New York City NY GO	5.000%	8/1/29	2,500	2,896
New York City NY GO	5.000%	8/1/30	2,185	2,523
New York City NY GO	5.450%	4/1/31	8,500	9,938
New York City NY GO	5.000%	8/1/31	3,000	3,454
New York City NY GO	5.000%	8/1/32	2,985	3,422
New York City NY GO	5.000%	8/1/35	3,500	3,958
New York City NY GO	5.375%	4/1/36	4,000	4,570
New York City NY GO	5.000%	5/15/36	4,250	4,718
New York City NY GO	5.000%	10/1/36	3,000	3,384
New York City NY GO VRDO	0.150%	6/7/12 LOC	13,000	13,000
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/15	2,500	2,767
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/17	2,500	2,905
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/18	1,500	1,772
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	2,000	2,369
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,679
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,545
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,702
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,798
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,786
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,794
New York City NY Industrial Development
Agency Civic Facility Revenue
(Civil Liberties Union) VRDO	0.190%	6/1/12 LOC	1,170	1,170
New York City NY Industrial Development
Agency PILOT Revenue
(Queens Baseball Stadium Project)	6.125%	1/1/29 (12)	1,750	1,972
New York City NY Industrial Development
Agency PILOT Revenue
(Queens Baseball Stadium Project)	5.000%	1/1/31 (2)	3,140	3,160
New York City NY Industrial Development
Agency PILOT Revenue
(Queens Baseball Stadium Project)	6.375%	1/1/39 (12)	4,000	4,530
New York City NY Industrial Development
Agency PILOT Revenue
(Yankee Stadium Project)	0.000%	3/1/34 (12)	10,285	3,750
New York City NY Industrial Development
Agency PILOT Revenue
(Yankee Stadium Project)	0.000%	3/1/35 (12)	4,305	1,479
New York City NY Industrial Development
Agency PILOT Revenue
(Yankee Stadium Project)	5.000%	3/1/36 (14)	14,300	14,751
New York City NY Industrial Development
Agency PILOT Revenue
(Yankee Stadium Project)	7.000%	3/1/49 (12)	8,000	9,521

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Industrial Development
Agency Special Facility Revenue
(New York Stock Exchange Project)	5.000%	5/1/29	2,020	2,247
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/12 (Prere.)	5,235	5,246
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/17	10,000	9,540
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/17	19,280	19,361
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	3,961
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	3,776
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	2,000	2,375
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,337
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	7,000	7,831
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	1,500	1,735
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,000	6,655
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	7,385	8,509
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	15,000	17,168
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/33	2,000	2,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	1,000	1,067
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	24,705	27,564
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	5,000	5,491
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	10,000	10,987
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	5,000	5,491
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	5,490
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	8,457
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	15,059
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	21,313
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	10,075	12,161
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	5,700	6,839
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	4,000	4,452
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	15,000	17,300

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	5,855	6,835
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	7,500	8,341
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.200%	6/1/12	6,300	6,300
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.200%	6/1/12	3,000	3,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.240%	6/7/12	5,000	5,000
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/23 (14)	6,100	6,727
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24 (14)	12,000	13,198
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/25 (14)	13,475	14,679
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	2,540	2,763
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24 (14)	6,740	7,517
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	9,500	11,115
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25 (14)	5,200	5,765
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	5,000	5,814
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26 (14)	6,150	6,790
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	500	564
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,585	1,812
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/32	500	560
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,000	4,555
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	7,000	7,851
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	10,000	11,166
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	3,250	3,710
New York City NY Transitional Finance Authority
Building Aid Revenue	4.750%	1/15/38	2,050	2,201
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/39	6,875	7,679
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	8/1/12 (Prere.)	3,750	3,782
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/13 (Prere.)	4,500	4,651
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/13 (Prere.)	5	5

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	630	746
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	1,060	1,282
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	2,000	2,456
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	2,995	3,678
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	1,645	2,020
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	1,000	1,244
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/20	3,370	3,922
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	1,710	2,123
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	1,000	1,262
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	5,000	6,118
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	2,000	2,482
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/24	7,710	9,297
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	3,000	3,656
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/25	1,000	1,213
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/26	3,360	3,519
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	1,000	1,206
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/27	2,000	2,350
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	2,000	2,336
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	2,000	2,373
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	5,000	5,902
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,500	1,773
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	5,000	5,677
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	8,500	9,675
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,307
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	3,575	4,109
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	2,005	2,088
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	7,500	8,484
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	11,441

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	3,000	3,552
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	2,000	2,261
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	12,000	13,413
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	4.000%	8/1/17	1,250	1,438
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/22	1,365	1,710
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/23	1,830	2,304
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/21	1,000	1,201
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	2,000	2,213
New York GO	5.000%	2/15/39	9,500	10,555
New York Liberty Development Corp. Revenue	5.000%	11/15/31	5,000	5,599
New York Liberty Development Corp. Revenue	5.000%	12/15/41	16,750	18,615
New York Liberty Development Corp. Revenue	5.000%	9/15/43	2,000	2,176
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	7,677
New York Liberty Development Corp. Revenue	5.125%	1/15/44	7,000	7,546
New York Liberty Development Corp. Revenue	5.000%	11/15/44	16,000	17,301
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,583
New York Liberty Development Corp. Revenue	5.625%	7/15/47	3,000	3,311
New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,000	11,246
New York Liberty Development Corp. Revenue	5.750%	11/15/51	17,000	19,554
New York Metropolitan Transportation
Authority Revenue	5.750%	7/1/18	7,490	9,305
New York Metropolitan Transportation
Authority Revenue	4.750%	11/15/23 (14)	8,600	9,610
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/23	4,500	5,167
New York Metropolitan Transportation
Authority Revenue	6.250%	11/15/23	5,000	6,366
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/26	2,330	2,708
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/27 (14)	2,500	2,811
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/27	5,000	5,769
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/28	1,000	1,149
New York Metropolitan Transportation
Authority Revenue	6.500%	11/15/28	5,000	6,405
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/29	1,000	1,144
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/30	1,150	1,311
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/33	7,000	7,539
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/34	5,000	5,499
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/36	8,800	9,536

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/38	1,000	1,129
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/40	10,000	11,155
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/41	2,000	2,196
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/46	2,000	2,169
New York Metropolitan Transportation
Authority Revenue (Dedicated Petroleum Tax)	5.500%	11/15/13 (4)	6,000	6,141
New York Metropolitan Transportation
Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/28	5,000	5,772
New York Metropolitan Transportation
Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/29	4,000	4,603
New York Metropolitan Transportation
Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/30	4,000	4,594
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/33	5,000	5,738
1 New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)
TOB VRDO	0.190%	6/7/12	4,130	4,130
New York Metropolitan Transportation
Authority Revenue (Service Contract)	5.750%	1/1/17	3,000	3,594
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.500%	11/15/16 (14)	4,000	4,095
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.500%	11/15/17 (14)	5,000	5,116
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.500%	11/15/17 (2)	23,000	23,533
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.500%	11/15/19 (14)	5,500	5,620
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.500%	11/15/20 (14)	7,000	7,143
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.000%	11/15/22	5,000	5,765
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.250%	11/15/22 (14)	8,310	8,852
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.000%	11/15/41	10,000	11,027
New York Metropolitan Transportation
Authority Revenue (Transit Revenue) PUT	5.000%	11/15/14	40,550	44,469
1 New York Metropolitan Transportation
Authority Revenue TOB VRDO	0.190%	6/7/12 (13)	19,005	19,005
New York State Convention Center
Development Corp. Revenue (Hotel Unit)	5.000%	11/15/44 (2)	10,000	10,392
New York State Dormitory Authority Hospital
Revenue (Albany Medical Center Hospital)	5.000%	8/15/18 (4)	14,420	15,696
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/19 (14)	2,420	2,618
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/20 (14)	2,555	2,747
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/21 (14)	1,680	1,800
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/22 (14)	2,825	3,012

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/23 (14)	1,120	1,191
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/27 (4)	4,510	4,935
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/36 (4)	3,575	3,803
New York State Dormitory Authority Lease
Revenue (Municipal Health Facilities
Improvement Program)	5.000%	1/15/13	8,440	8,665
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/24	3,000	3,594
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/26	1,000	1,178
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/29	4,000	4,635
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/30	1,000	1,154
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/35	1,000	1,131
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/41	11,000	12,247
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/20	3,410	4,191
New York State Dormitory Authority Revenue
(City University System)	5.500%	7/1/20 (14)	14,525	18,395
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	4,670	5,265
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/13	3,475	3,656
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/19	5,100	5,358
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/19	4,900	5,349
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/21	6,990	7,618
2 New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/22	4,395	5,684
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	16,095	18,132
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	3,000	3,452
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/31	6,905	7,733
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/35	1,500	1,680
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	3,000	3,438
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/21	2,000	2,471
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/23	1,490	1,816
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	9,000	9,701
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/35	13,000	13,884

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,139
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/41	3,000	3,374
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.500%	2/15/17	10,000	11,969
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/25 (14)	6,575	7,106
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/28 (4)	500	558
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	3,995
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	5,116
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	1,500	1,668
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/15	1,000	1,112
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/16	1,000	1,137
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/17	1,000	1,154
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/18	2,000	2,335
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/20	1,000	1,188
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/21	1,000	1,173
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.150%	6/7/12 LOC	9,600	9,600
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	3,000	3,302
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	8,000	8,715
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/31	1,000	1,133
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/40	1,000	1,156
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	1,500	1,933
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	6,625	7,815
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	4,773
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,694
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/38	15,700	17,070
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/39	10,000	11,146

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	12,950	14,659
1 New York State Dormitory Authority Revenue
(New York University) TOB VRDO	0.240%	6/7/12	3,500	3,500
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/20	2,520	3,037
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	11/1/20	3,965	4,398
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/21	1,000	1,202
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	11/1/21	4,035	4,427
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/22	1,465	1,758
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	11/1/22	4,285	4,664
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/26	1,000	1,118
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	11/1/26	1,800	1,913
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	11/1/26	5,495	5,874
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/32	2,500	2,652
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/32	1,000	1,103
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.250%	5/1/34	1,000	1,121
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/41	2,500	2,686
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	11,950	14,010
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	3,000	3,682
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	3,100	3,841
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,621
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26 (2)	7,500	8,244
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	5,000	5,911

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,185	2,576
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,225	2,624
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	3,790	4,445
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	4,064
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	3,000	3,412
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/35	10,000	11,205
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	10,000	11,894
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	7,000	7,854
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	18,000	20,517
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	11,231
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/16 (12)	750	865
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/18 (12)	570	682
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29 (12)	3,750	4,135
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	4.000%	7/1/15	1,000	1,089
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,193
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,500	2,963
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	3,203
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/38	9,000	10,429
2 New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	4,415	5,276
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (12)	1,500	1,779
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	4,320	5,175
2 New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	6,495	7,774
2 New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	4/1/22	2,930	3,521
2 New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	1,340	1,643
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/18	2,000	2,397
New York State Dormitory Authority Revenue
(St. John’s University)	5.250%	7/1/32 (14)	9,000	9,828
New York State Dormitory Authority Revenue
(St. Joseph’s Hospital)	5.250%	7/1/18 (14)	6,005	6,015
New York State Dormitory Authority Revenue
(St. Lawrence University)	5.000%	7/1/14	16,000	17,287

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.250%	5/15/13	1,605	1,663
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.750%	5/15/17 (4)	3,750	4,580
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	8,000	9,527
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,000	5,893
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	3,000	3,347
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/31 (14)	3,665	3,843
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	3,000	3,372
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/50	3,000	3,451
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	7/1/32	8,405	9,075
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.190%	6/1/12 LOC	1,200	1,200
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.190%	6/1/12 LOC	4,085	4,085
New York State Dormitory Authority Revenue
(Vassar Brothers Hospital)	5.250%	7/1/17 (4)	6,715	6,800
New York State Dormitory Authority Revenue
(Vassar Brothers Hospital)	5.375%	7/1/25 (4)	7,000	7,025
New York State Dormitory Authority Revenue
(Vassar College)	5.000%	7/1/46	2,500	2,676
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/19 (2)	2,425	2,616
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/21 (2)	1,750	1,884
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/22 (2)	3,425	3,680
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric &
Gas Corp. Project) ARS	0.657%	4/1/34 (14)	10,000	9,028
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric &
Gas Corp. Project) PUT	3.000%	6/3/13	7,500	7,610
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric &
Gas Corp. Project) PUT	3.000%	6/3/13	7,500	7,610
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas &
Electric Corp. Project) PUT	5.000%	8/1/16 (14)	7,750	8,571
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	8,000	9,752
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	8/15/14	5,780	6,387

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	4.000%	8/15/15	1,400	1,557
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.250%	6/15/16	3,095	3,108
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.250%	6/15/19	11,335	11,381
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/22	4,950	5,834
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/25	4,540	5,061
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/25	2,000	2,432
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/31	2,000	2,353
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	4.750%	6/15/32	12,240	13,372
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/34	5,000	5,377
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/34	6,000	6,452
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/36	1,500	1,717
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/41	4,500	5,120
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/14	2,155	2,295
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/15	2,075	2,358
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/15	1,195	1,297
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16	3,010	3,581
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,000	3,596
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	3,984
New York State Environmental Facilities Corp.
Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.500%	1/2/13	5,000	5,058
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water
New Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,198
New York State Environmental Facilities Corp.
Water Pollution Control Revenue	5.750%	6/15/12 (ETM)	2,870	2,876

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp.
Water Pollution Control Revenue	5.750%	6/15/12 (ETM)	5,585	5,597
New York State Housing Finance Agency
Revenue (Personal Income Tax)	5.000%	3/15/38	15,245	16,639
New York State Local Government
Assistance Corp. Revenue	5.500%	4/1/17	2,015	2,379
2 New York State Local Government
Assistance Corp. Revenue	5.000%	4/1/20	6,975	8,722
New York State Local Government
Assistance Corp. Revenue	5.000%	4/1/21	3,800	4,719
2 New York State Local Government
Assistance Corp. Revenue	5.000%	4/1/22	7,690	9,770
1 New York State Local Government
Assistance Corp. Revenue TOB VRDO	0.240%	6/7/12	1,500	1,500
New York State Local Government
Assistance Corp. Revenue VRDO	0.160%	6/7/12	7,700	7,700
New York State Local Government
Assistance Corp. Revenue VRDO	0.180%	6/7/12	1,450	1,450
New York State Mortgage Agency
Homeowner Mortgage Revenue VRDO	0.220%	6/7/12	8,400	8,400
New York State Mortgage Agency Revenue
(NYHELP’s Education Loan)	4.750%	11/1/24	2,770	3,033
New York State Power Authority Revenue	5.250%	11/15/12 (Prere.)	20,710	21,182
New York State Power Authority Revenue	5.000%	11/15/38	1,000	1,141
New York State Thruway Authority Revenue	5.000%	1/1/19 (14)	9,000	10,612
New York State Thruway Authority Revenue	5.000%	1/1/27 (14)	2,000	2,258
New York State Thruway Authority Revenue	5.000%	1/1/28 (14)	2,500	2,772
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	5,050	5,832
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17	1,500	1,784
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	24,500	27,843
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	5,000	6,381
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	10,000	12,301
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26	10,000	12,078
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	2,000	2,366
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	2,000	2,351
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	9,000	10,326
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,339
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,329
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/32	6,100	7,126
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	2,000	2,459
New York State Thruway Authority Revenue
(Personal Income Tax)	5.250%	3/15/19	5,765	7,185

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	2,000	2,482
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	2,290	2,847
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/22 (4)	6,250	6,923
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	2,500	3,021
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	2,305	2,761
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	2,100	2,495
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,735	3,213
New York State Thruway Authority Revenue
(Second Generation Highway &
Bridge Trust Fund)	5.000%	4/1/17	1,500	1,784
New York State Urban Development Corp.
Revenue	5.000%	1/1/14	13,000	13,945
New York State Urban Development Corp.
Revenue	5.000%	1/1/16	10,000	11,443
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	2,095	2,478
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	3,860	4,426
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19	5,000	6,147
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	4,635	5,781
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/20	8,240	10,310
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/23 (4)	7,860	8,695
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/37	7,000	7,587
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/20	7,530	9,148
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	1,355	1,623
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/24	10,000	11,440
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.160%	6/7/12 LOC	1,400	1,400
Niagara Falls NY Bridge Commission Revenue	5.250%	10/1/15 (14)	2,770	2,896
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	11,425
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	12,240
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/26	320	349
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/30	1,000	1,085
Onondaga County NY Industrial Development
Agency Civic Facility Revenue
(Syracuse University Project) VRDO	0.160%	6/7/12 LOC	7,300	7,300
Port Authority of New York &
New Jersey Revenue	5.000%	8/15/28 (4)	10,000	11,146

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/31	4,000	4,601
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/32	6,500	7,421
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/33	6,000	6,664
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/35	6,500	7,361
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/39	10,765	12,100
Port Authority of New York &
New Jersey Revenue	5.000%	10/15/39	6,480	7,218
Port Authority of New York &
New Jersey Revenue	5.000%	1/15/41	5,000	5,597
1 Port Authority of New York &
New Jersey Revenue TOB VRDO	0.180%	6/7/12	2,800	2,800
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,000	7,653
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,484
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	7,000	7,768
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	10/1/16	3,510	4,029
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/28	10,000	11,216
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/19	500	534
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/20	1,000	1,063
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.000%	3/1/26	2,000	2,062
Suffolk County NY Water Authority Revenue	5.250%	6/1/12 (ETM)	4,290	4,290
Suffolk County NY Water Authority Revenue	5.250%	6/1/17 (ETM)	1,695	1,772
Suffolk County NY Water Authority Revenue
VRDO	0.160%	6/7/12	5,000	5,000
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.160%	6/7/12 LOC	2,300	2,300
Tobacco Settlement Asset Securitization
Corp. Inc. New York	4.750%	6/1/22	4,795	4,772
Tobacco Settlement Asset Securitization
Corp. Inc. New York	5.000%	6/1/34	8,965	6,808
Tobacco Settlement Asset Securitization
Corp. Inc. New York	5.125%	6/1/42	11,660	8,579
Tobacco Settlement Financing Corp.
New York Revenue	5.000%	6/1/14	3,000	3,255
Tobacco Settlement Financing Corp.
New York Revenue	5.000%	6/1/15	3,200	3,590

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp.
New York Revenue	5.000%	6/1/16	3,000	3,465
Tobacco Settlement Financing Corp.
New York Revenue	5.000%	6/1/17	3,500	4,132
Tobacco Settlement Financing Corp.
New York Revenue	5.000%	6/1/18	2,200	2,643
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell University)
VRDO	0.170%	6/7/12	1,700	1,700
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	11/15/18	185	189
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	11/15/19	28,235	28,857
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	1/1/23	1,500	1,860
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	1/1/25	2,000	2,429
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	1/1/26	2,000	2,407
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	1/1/27	5,000	5,984
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	1/1/28	2,500	2,971
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/28	2,675	3,007
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/33	3,385	3,783
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/37	13,310	14,831
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	11/15/38	25,000	28,302
Triborough Bridge & Tunnel Authority
New York Revenue VRDO	0.170%	6/1/12 LOC	9,400	9,400
Triborough Bridge & Tunnel Authority
New York Revenue VRDO	0.190%	6/1/12 LOC	3,000	3,000
Triborough Bridge & Tunnel Authority
New York Revenue VRDO	0.190%	6/1/12 LOC	2,300	2,300
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,663
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	3,976
United Nations Development Corp.
New York Revenue	5.000%	7/1/20	3,340	3,959
Westchester County NY GO	4.000%	6/1/14	9,375	10,064
Westchester County NY GO	5.000%	7/1/14	8,930	9,797
Westchester County NY GO	4.000%	6/1/15	9,760	10,791
Westchester County NY GO	5.000%	7/1/15	9,380	10,682
Westchester County NY GO	5.000%	7/1/16	9,850	11,613
Westchester County NY GO	5.000%	7/1/17	10,340	12,522
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,869
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	2,000	2,309
Yonkers NY GO	5.000%	10/1/20	1,000	1,182
				3,243,843

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Puerto Rico (1.5%)
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/12 (Prere.)	6,500	6,593
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/12 (Prere.)	16,345	16,578
Puerto Rico GO	5.500%	7/1/13 (3)	6,000	6,282
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/17 (4)	4,000	4,018
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,225
Puerto Rico Sales Tax Financing Corp. Revenue	6.000%	8/1/42	5,000	5,631
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	8,000	9,431
				49,758
Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/23	2,000	2,093
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,100	1,180
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,000	5,286
				8,559
Total Tax-Exempt Municipal Bonds (Cost $3,052,914)				3,302,160
Other Assets and Liabilities (-0.8%)
Other Assets				41,163
Liabilities				(67,147)
				(25,984)
Net Assets (100%)				3,276,176

At May 31, 2012, net assets consisted of:
				Amount
				($000)
Paid-in Capital				3,083,968
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(57,038)
Unrealized Appreciation (Depreciation)				249,246
Net Assets				3,276,176

Investor Shares—Net Assets
Applicable to 45,659,581 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				532,483
Net Asset Value Per Share—Investor Shares				$11.66

Admiral Shares—Net Assets
Applicable to 235,267,398 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,743,693
Net Asset Value Per Share—Admiral Shares				$11.66

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the aggregate value of these securities was $52,025,000, representing 1.6% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2012.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2012
($000)
Investment Income
Income
Interest	59,667
Total Income	59,667
Expenses
The Vanguard Group—Note B
Investment Advisory Services	94
Management and Administrative—Investor Shares	416
Management and Administrative—Admiral Shares	1,220
Marketing and Distribution—Investor Shares	78
Marketing and Distribution—Admiral Shares	279
Custodian Fees	19
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—Admiral Shares	3
Trustees’ Fees and Expenses	1
Total Expenses	2,114
Net Investment Income	57,553
Realized Net Gain (Loss)
Investment Securities Sold	3,175
Futures Contracts	(83)
Realized Net Gain (Loss)	3,092
Change in Unrealized Appreciation (Depreciation) of Investment Securities	111,896
Net Increase (Decrease) in Net Assets Resulting from Operations	172,541

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	57,553	113,658
Realized Net Gain (Loss)	3,092	(7,731)
Change in Unrealized Appreciation (Depreciation)	111,896	57,634
Net Increase (Decrease) in Net Assets Resulting from Operations	172,541	163,561
Distributions
Net Investment Income
Investor Shares	(9,166)	(19,346)
Admiral Shares	(48,387)	(94,312)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(57,553)	(113,658)
Capital Share Transactions
Investor Shares	15,537	(105,511)
Admiral Shares	120,174	36,902
Net Increase (Decrease) from Capital Share Transactions	135,711	(68,609)
Total Increase (Decrease)	250,699	(18,706)
Net Assets
Beginning of Period	3,025,477	3,044,183
End of Period	3,276,176	3,025,477

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.24	$11.04	$11.01	$10.13	$11.09	$11.44
Investment Operations
Net Investment Income	.205	.420	.429	.442	.463	.486
Net Realized and Unrealized Gain (Loss)
on Investments	.420	.200	.032	.880	(.960)	(.315)
Total from Investment Operations	.625	.620	.461	1.322	(.497)	.171
Distributions
Dividends from Net Investment Income	(.205)	(.420)	(.429)	(.442)	(.463)	(.486)
Distributions from Realized Capital Gains	—	—	—	—	—	(.035)
Total Distributions	(.205)	(.420)	(.429)	(.442)	(.463)	(.521)
Net Asset Value, End of Period	$11.66	$11.24	$11.04	$11.01	$10.13	$11.09

Total Return[1]	5.59%	5.77%	4.20%	13.26%	-4.63%	1.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$532	$498	$596	$732	$639	$680
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.56%	3.82%	3.84%	4.13%	4.28%	4.36%
Portfolio Turnover Rate	14%	22%	29%	29%	38%	10%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.24	$11.04	$11.01	$10.13	$11.09	$11.44
Investment Operations
Net Investment Income	.210	.428	.438	.451	.470	.494
Net Realized and Unrealized Gain (Loss)
on Investments	.420	.200	.032	.880	(.960)	(.315)
Total from Investment Operations	.630	.628	.470	1.331	(.490)	.179
Distributions
Dividends from Net Investment Income	(.210)	(.428)	(.438)	(.451)	(.470)	(.494)
Distributions from Realized Capital Gains	—	—	—	—	—	(.035)
Total Distributions	(.210)	(.428)	(.438)	(.451)	(.470)	(.529)
Net Asset Value, End of Period	$11.66	$11.24	$11.04	$11.01	$10.13	$11.09

Total Return[1]	5.63%	5.85%	4.28%	13.35%	-4.56%	1.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,744	$2,527	$2,448	$2,253	$1,963	$1,990
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	3.64%	3.90%	3.92%	4.21%	4.35%	4.43%
Portfolio Turnover Rate	14%	22%	29%	29%	38%	10%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

The fund had no open futures contracts at May 31, 2012.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2008–2011), and for the period ended May 31, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

New York Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2012, the fund had contributed capital of $472,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.19% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2012, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2011, the fund had available capital loss carryforwards totaling $57,759,000 to offset future net capital gains of $18,758,000 through November 30, 2015, $31,547,000 through November 30, 2017, and $7,454,000 through November 30, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $2,372,000 through November 30, 2011, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At May 31, 2012, the cost of investment securities for tax purposes was $3,055,286,000. Net unrealized appreciation of investment securities for tax purposes was $246,874,000, consisting of unrealized gains of $250,233,000 on securities that had risen in value since their purchase and $3,359,000 in unrealized losses on securities that had fallen in value since their purchase.

New York Long-Term Tax-Exempt Fund

E. During the six months ended May 31, 2012, the fund purchased $336,196,000 of investment securities and sold $205,710,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		May 31, 2012	November 30, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	68,763	5,974	105,672	9,619
Issued in Lieu of Cash Distributions	7,219	624	15,556	1,416
Redeemed	(60,445)	(5,270)	(226,739)	(20,727)
Net Increase (Decrease)—Investor Shares	15,537	1,328	(105,511)	(9,692)
Admiral Shares
Issued	225,407	19,569	440,745	40,206
Issued in Lieu of Cash Distributions	35,093	3,036	67,592	6,149
Redeemed	(140,326)	(12,177)	(471,435)	(43,280)
Net Increase (Decrease)—Admiral Shares	120,174	10,428	36,902	3,075

G. In preparing the financial statements as of May 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2011	5/31/2012	Period
Based on Actual Fund Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,000.18	$0.75
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,055.90	$1.03
Admiral Shares	1,000.00	1,056.32	0.62
Based on Hypothetical 5% Yearly Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,024.25	$0.76
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.00	$1.01
Admiral Shares	1,000.00	1,024.40	0.61

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the New York Tax-Exempt Money Market Fund, 0.15%; and for the New York Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. (The six-month expense ratio for the New York Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses, described in Note B of the Notes to Financial Statements. Before this reduction, the fund’s annualized six-month expense ratio was 0.16%.) The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Director of SKF AB
(diversified manufacturing and services), Hewlett-	(industrial machinery), Hillenbrand, Inc. (specialized
Packard Co. (electronic computer manufacturing),	consumer services), the Lumina Foundation for

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Vanguard Senior ManagementTeam
President, and Chief Executive Officer of NACCO
Industries, Inc. (forklift trucks/housewares/lignite);	Mortimer J. Buckley	Michael S. Miller
Director of Goodrich Corporation (industrial products/	Kathleen C. Gubanich	James M. Norris
aircraft systems and services) and the National	Paul A. Heller	Glenn W. Reed
Association of Manufacturers; Chairman of the Board	Martha G. King	George U. Sauter
of the Federal Reserve Bank of Cleveland and of	Chris D. McIsaac
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Chairman Emeritus and Senior Advisor

Peter F. Volanakis	John J. Brennan
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business
Administration at Dartmouth College; Advisor to the	John C. Bogle
Norris Cotton Cancer Center.	Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q762 072012

Item 2:

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2012

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 25, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012, see file Number 2-11444, Incorporated by Reference.